Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Income Taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2014.

At September 30, 2017, the Company had federal net operating loss (“NOL”) carryforwards for tax years through the year ended December 31, 2016, that will begin to expire in 2025. The use of deferred tax assets, including federal NOLs, is limited to future taxable earnings. Based on the required analysis of future taxable income under the provisions of ASC 740, Income Taxes, the Company’s management believes that there is not sufficient evidence at September 30, 2017 indicating that the results of operations will generate sufficient taxable income to realize the net deferred tax asset in years beyond 2017. As a result, a valuation allowance was provided for the entire net deferred tax asset related to future years, including NOL carryforwards.

The Company’s ability to use its NOL carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its NOL carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which NOL carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its NOL carryforwards for federal income tax purposes.

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2008.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) from continuing operations consists of the following at December 31, 2016 and 2015:

	2016	2015
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(1,367,488)	(1,605,319)
State	(150,246)	(176,377)
Foreign	7,128	2,419
Change in valuation allowance	1,510,606	1,779,277
	$—	$—

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 35% to pretax income (loss) from continuing operations as a result of the following for the years ended December 31, 2016 and 2015:

	2016	2015

Tax expense (benefit) at statutory rate	$(2,253,664)	$(1,683,600)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(160,335)	(119,778)
Non-deductible (gain) loss on warrant valuation adjustment	665,719	(19,895)
Income from foreign subsidiaries	17,077	12,330
Deferred tax true up	—	1,803,402
Change in valuation allowance - United States	1,510,606	(24,125)
Other	220,597	31,666
Income tax expense (benefit)	$—	$—

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$27,839,703	$26,451,449
Net operating loss carryforwards - foreign	120,451	127,578
Excess of tax basis over book value of
property and equipment	13,933	20,158
Excess of tax basis over book value
of intangible assets	447,626	443,597
Stock-based compensation	2,038,638	1,834,172
Accrued employee compensation	24,030	90,442
Captialized equity costs	75,471	75,471
Inventory reserve	28,777	35,156
	30,588,629	29,078,023
Valuation allowance	(30,588,629)	(29,078,023)
Net deferred tax assets	$—	$—

During 2015, the Company undertook a detailed review of the Company's deferred taxes and it was determined that some reclassifications and adjustments were needed for stock-based compensation. All adjustments were offset by changes to the Company's valuation allowance and have been reflected in the 2015 year end balances noted above.

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2016 will begin to expire in 2025.